Tangible Assets - Investment Properties (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Real estate [member]
Investment Properties
Cost of Investment Properties		$ 64,773,716	$ 18,498,773
Impairment Loss Investment Properties	$ 238,314
Transfer from property and equipment		11,218,254
Additions Investment Properties		35,056,689
Depreciation Investment Property [Abstract]
Depreciation of Investment Properties Accumulated	4,382,538	3,309,546	1,514,331
Depreciation Transfer from property and equipment		852,230
Depreciation for the Period Investment Properties	1,072,992	942,985
Carrying Amount of Investment Properties	60,152,864	61,464,170
Total Investment Property [member]
Investment Properties
Cost of Investment Properties		64,773,716	18,498,773
Impairment Loss Investment Properties	238,314
Transfer from property and equipment		11,218,254
Additions Investment Properties		35,056,689
Depreciation Investment Property [Abstract]
Depreciation of Investment Properties Accumulated	4,382,538	3,309,546	$ 1,514,331
Depreciation Transfer from property and equipment		852,230
Depreciation for the Period Investment Properties	1,072,992	942,985
Carrying Amount of Investment Properties	$ 60,152,864	$ 61,464,170